Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD FUNDS EXCHANGE-TRADED TRUST
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2023